OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Schedule of other assets

	2019	2018
Advances to and amounts recoverable from suppliers	767,900	621,376
Amounts receivable from the sale of property, plant and equipment items	302,947	305,155
Amounts receivable	53,406	202,834
Advances to employees	79,830	69,635
Other	85,739	131,532
Total	1,289,822	1,330,532
Current	852,155	1,079,670
Non-current	437,667	250,862